As filed with the Securities and Exchange Commission on March 11, 1999

                                                                     File Nos.
                                                                      33-39088
                                                                      811-6243

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No.   31                           (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   34                                          (X)

                          FRANKLIN STRATEGIC SERIES
              (Exact Name of Registrant as Specified in Charter)

              777 MARINERS ISLAND BOULEVARD, SAN MATEO, CA 94404
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

 DEBORAH R. GATZEK, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Name and
                   Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on January 1, 1999 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [x] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Title of Securities Being Registered:
  Shares of Beneficial Interest of:

  Franklin U.S. Long Short Fund


Prospectus

Franklin U.S. Long Short Fund

INVESTMENT STRATEGY    GROWTH
[XX/XX/99]








[Insert Franklin Templeton Ben Head]

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #]  Goals and Strategies

[insert page #]  Main Risks

[insert page #]  Performance

[insert page #]  Fees and Expenses

[insert page #]  Management

[insert page #]  Distributions and Taxes

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Choosing a Share Class

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

Back Cover



THE FUND

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES

GOALS The fund's principal investment goals are to provide long-term capital appreciation in both bull and bear (up or down) markets and to maintain reduced exposure to the overall equity market.

PRINCIPAL INVESTMENTS The fund seeks to achieve its investment goals by always having both long and short positions in equity securities, primarily those of U.S. companies. The investment philosophy of the fund is that a combination of long (outright stock purchases) and short (sales of borrowed securities) equity positions can provide positive returns in either up or down markets as well as reduce overall risk. The fund manager constructs the fund's portfolio on a stock by stock basis looking for stocks with favorable risk/reward profiles. Every purchase is evaluated by weighing the potential gains against associated risks. The fund buys stocks "long" that it believes are positioned for outperformance and sells stocks "short" that it believes are positioned for underperformance or depreciation in price.

While the fund manager does not attempt to time the direction of the market, the fund maintains the flexibility to shift its net exposure (the value of securities held long minus the value of securities held short) depending on the relative attractiveness of long versus short opportunities in the market.

The fund invests the substantial majority of its assets (80-100%) in stocks that trade in the U.S., including American Depositary Receipts of foreign issuers. The fund may also invest in Canadian equities that are traded in the U.S. or in Canada. Equity securities include common and preferred stocks. Equity securities generally entitle the holder to participate in a company's general operating results. Although the fund anticipates investing mainly in equities of larger companies, there may be times when the fund may have significant positions in smaller companies (those with a market capitalization of less than $1 billion). In addition, the fund may, at times, hold up to 20% of its assets in cash and cash equivalents and borrow from banks in an amount up to one-third of the value of its total assets.

 [Insert graphic of chart with line going up and down] MAIN RISKS

[Begin callout]
Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS. While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Although the fund seeks to minimize the fund's exposure to general equity market risk by using a short portfolio to offset the fund's long portfolio, the fund cannot eliminate all risk. Due to the composition of the portfolio, however, you should expect the fund to fluctuate independently of the overall stock market as represented by indices such as the S&P 500 and the NASDAQ.

MANAGEMENT. Despite the intent to reduce risk, it is possible that the fund's long positions will decline in value at the same time that the value of the securities sold short increases thereby increasing the potential for loss. It is also possible that the fund manager will misjudge the effect a particular security or combination of securities will have on the overall portfolio, which may adversely affect the portfolio's ability to reduce market risk.

SHORT SALES. Short positions are established by selling a security the fund does not own to a purchaser at a specified price and delivering a security that it has borrowed. To complete the short sale transaction, the fund buys the same security in the market and returns it to the borrower. The fund makes money when the market price of the security decreases after the sale. Conversely, if the price of the security goes up after the sale, the fund will lose money.

There can also be no assurance that the fund will be able to close out a short position at any particular time or at an acceptable price. A lender may request the borrowed securities be returned to it on short notice and, if this occurs at a time when other short sellers of the same security are receiving similar requests, a "short squeeze" can occur. A short squeeze is where demand exceeds supply for the stock sold short. The potential consequence of a short squeeze is that the fund will have to cover its short sale by purchasing the same security at an unfavorable price. If that happens, the fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

Until the fund replaces a borrowed security, it will maintain daily a segregated account with a broker or custodian as required by law. The fund is also required to repay the lender any dividends or interest that accrue during the period of the loan. Depending on the arrangements made with the broker or custodian, the fund may or may not receive any payments (including interest) on collateral deposited with the broker or custodian.

In addition, short selling may produce higher than normal portfolio turnover and result in increased transaction costs to the fund.

CANADIAN SECURITIES. Securities of companies located in Canada may offer significant opportunities for gain, but they also offer additional risks that can increase the potential losses for the fund.

COUNTRY RISK. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect the funds share price.

The political, economic and social structures of Canada may be less stable and more volatile than those in the U.S. In particular, the Canadian economy is very dependent on the demand, supply and price of natural resources and, thus, the activities of companies involved in the production and processing of natural resources. As a result, the price of Canadian securities may fluctuate depending on events relating to international politics, energy conservation and the success of exploration projects. The risks of investing in that country also include the possibility of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

CURRENCY. Investments in Canadian equities are denominated in Canadian dollars. Changes in the Canadian dollar exchange rate will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

BORROWING/LEVERAGE. When the fund borrows to increase the fund's gross exposure (combined long and short exposure) and enhance returns, it creates special risk considerations. Leverage may magnify changes in the fund's net asset value contributing to increased volatility of returns. The fund's assets may change in value while the borrowing is outstanding, which may force the fund to post more collateral. Leverage also creates interest expense that may reduce overall fund returns.

INVESTMENTS IN SMALLER COMPANIES. Investing in securities of small companies may involve greater risk than investing in larger company stocks. Historically, small and mid-size company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, these companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may also be less actively followed by stock analysts and, therefore, less information may be available on which to base stock price evaluations.

Therefore, while smaller companies may offer greater opportunities for capital growth than larger more established companies, they also involve greater risks and should be considered speculative.

PORTFOLIO TURNOVER. The fund manager will exit a position when he believes it is appropriate to do so, regardless of how long the fund has held or been short the securities. It is expected that the fund's turnover rate will exceed 100% per year. The rate of portfolio turnover will not be a limiting factor for the fund manager in determining what is in the best interests of the fund's shareholders. High turnover will increase the fund's transaction costs and may increase your tax liability.

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares.
Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

Because the fund is new, it has no performance history.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum sales charge (load) as a
 percentage of offering price          5.75%
 Load imposed on purchases             5.75%
Maximum deferred sales
 charge(load)                          None1
 Exchange fee2                        $5.00

Please see "Choosing a Share Class" on page [#] for an explanation of how and when these sales charges apply.

ANNUAL FUND Operating EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)3


Management fees4                        1.00%
Distribution and service
(12b-1) fees5                           0.35%
Other expenses4                         0.39%
                                        -----------
Total annual fund operating expenses4
                                        1.74%
                                        ===========

1. Except for investments of $1 million or more (see page [#])and purchases by certain retirement plans without an initial sales charge.
2. This fee is only for market timers (see page [#]).
3. The management fees and distribution and service (12b-1) fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.
4. The manager and administrator have agreed in advance to waive their respective fees and to assume as their own expense certain expenses otherwise payable by the fund. With this reduction, management fees would be 0% and total fund operating expenses would be 0% for the current fiscal year. The manager and administrator may end this arrangement at any time upon notice to the fund's Board of Trustees.
5. Because of the distribution and service (12b-1)fees, over the long-term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.


EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR     3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------
      $ 742*     $ 1,091     $1,464    $2,509

* Assumes a contingent deferred sales charge (CDSC) will not apply.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94403, is the fund's investment manager. Together, Advisers and its affiliates manage over $220 billion in assets.

The team responsible for the fund's management is:

TIMOTHY D. CHATARD, PORTFOLIO MANAGER OF ADVISERS
Mr. Chatard has been a manager of the fundn since its inception. He joined the Franklin Templeton Group in 1996. Prior to that time, he served as a Financial Analyst for Morgan Stanley and Co.

The following individual has secondary portfolio management responsibilities:

MICHAEL R. WARD, PORTFOLIO MANAGER OF ADVISERS
Mr. Ward joined the Franklin Templeton Group in 1992.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of 1%.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market lines. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000. This is commonly referred to as the Year 2000 problem. In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least semiannually representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record dates for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Short sales may cause a greater portion of fund distributions to be taxable as ordinary income and not as capital gains.

[Begin callout]
Backup Withholding

By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about federal, state, local or foreign tax consequences of your investment in the fund.

YOUR ACCOUNT


SALES CHARGES

WHEN YOU INVEST THIS AMOUNT        THE SALES CHARGE    WHICH EQUALS THIS % OF
                                  MAKES UP THIS % OF     YOUR NET INVESTMENT
                                  THE OFFERING PRICE
-------------------------------------------------------------------------------
Under $50,000                            5.75                   6.10
$50,000 but under $100,000               4.50                   4.71
$100,000 but under $250,000              3.50                   3.63
$250,000 but under $500,000              2.50                   2.56
$500,000 but under $1 million            2.00                   2.04

INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page [#]), you can buy shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase.

DISTRIBUTION AND SERVICE (12B-1) FEES The Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.35% per...35 year to those who sell and distribute its shares and provide other services to shareholders. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton Fund (please see page [#] for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases of fund shares.

[Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in the Franklin Templeton Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may also be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

                   TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE
                APPROPRIATE SECTION OF YOUR ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

Certain Franklin Templeton Funds offer multiple share classes not offered by this fund. For purposes of this privilege, the fund's shares are considered Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS Fund shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 365 days:

o certain payments received under an annuity contract that offers a Franklin Templeton insurance fund option
o distributions from an existing retirement plan invested in the Franklin Templeton Funds
o dividend or capital gain distributions from a real estate investment trust sponsored or advised by Franklin Properties, Inc.
o redemption proceeds from a repurchase of Franklin Floating Rate Trust shares held continuously for at least 12 months


WAIVERS FOR CERTAIN INVESTORS Fund shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions, including:

o certain trust companies and bank trust departments investing $1 million or more in assets over which they have full or shared investment discretion
o government entities that are prohibited from paying mutual fund sales charges
o redemption proceeds from Class A of any Templeton Global Strategy Fund, if you are a qualified investor. If you paid a CDSC when you sold your shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply.
o certain unit investment trusts and their holders reinvesting trust distributions
o  group annuity separate accounts offered to retirement plans
o employees and other associated persons or entities of Franklin Templeton or of certain dealers
o Chilean retirement plans that meet the requirements for retirement plans described below

      IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CALL YOUR
             INVESTMENT REPRESENTATIVE OR CALL SHAREHOLDER SERVICES
                     AT 1-800/632-2301 FOR MORE INFORMATION.

CDSC WAIVERS The CDSC for each class generally will be waived:

o  to pay account fees
o to make payments through systematic withdrawal plans, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually depending on the frequency of your plan
o for redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)
o for IRA distributions due to death or disability or upon periodic distributions based on life expectancy
o to return excess contributions (and earnings, if applicable) from retirement plan accounts
o  for redemptions following the death of the shareholder or beneficial owner
o for participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans

RETIREMENT PLANS Certain retirement plans may buy shares of the fund without an initial sales charge. To qualify, the plan must be sponsored by an employer:

o  with at least 100 employees, or
o  with retirement plan assets of $1 million or more, or that agrees to invest
o at least $500,000 in the Franklin Templeton Funds over a 13-month period

A CDSC may apply. Retirement plans other than SIMPLEs, SEPs, or plans that qualify under section 401 of the Internal Revenue Code also must qualify under our group investment program to buy Class A shares without an initial sales charge.

          FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR
                   RETIREMENT PLAN SERVICES AT 1-800/527-2020.

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying fund shares at a discount.

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES

MINIMUM INVESTMENTS
---------------------------------------------------------------------------
                                               INITIAL        ADDITIONAL
---------------------------------------------------------------------------
Regular accounts                               $1,000         $50
---------------------------------------------------------------------------
UGMA/UTMA accounts                             $100           $50
---------------------------------------------------------------------------
Retirement accounts                            no minimum     no minimum
(other than IRAs, IRA rollovers, Education
IRAs or Roth IRAs)
---------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth    $250           $50
IRAs
---------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs  $250           $50
---------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of Franklin Templeton entities, and
their immediate family members                 $100           $50
---------------------------------------------------------------------------

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Please note that the Franklin U.S. Long Short Fund only offers one Class - Class A. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).


BUYING SHARES
--------------------------------------------------------------------------------
                     OPENING AN ACCOUNT            ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
[Insert graphic of   Contact your investment       Contact your investment
hands shaking]       representative                representative

THROUGH YOUR
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
                     Make your check payable to    Make your check payable to
[Insert graphic of   Franklin U.S. Long Short      Franklin U.S. Long Short
envelope]            Fund.                         Fund.  Include your account
                                                   number on the check.
BY MAIL              Mail the check and your
                     signed application to         Fill out the deposit slip
                     Investor Services.            from your account
                                                   statement.  If you do not
                                                   have a slip, include a note
                                                   with your name, the fund
                                                   name, and your  account
                                                   number.

                                                   Mail the check and deposit
                                                   slip or note to Investor
                                                   Services.
--------------------------------------------------------------------------------
[Insert graphic of   Call  to receive a wire       Call to receive a wire
three lightning      control number and wire       control number and wire
bolts]               instructions.                 instructions.

                     Mail your signed application  To make a same day wire
                     to Investor Services. Please  investment, please call us
BY WIRE              include the wire control      by 1:00 p.m. pacific time
                     number or your new account    and make sure your wire
1-800/632-2301       number on the application.    arrives by 3:00 p.m.
(or 1-650/312-2000
collect)             To make a same day wire
                     investment, please call us
                     by 1:00 p.m. pacific time
                     and make sure your wire
                     arrives by 3:00 p.m.
--------------------------------------------------------------------------------
[Insert graphic of   Call Shareholder Services at  Call Shareholder Services at
two arrows pointing  the number below, or send     the number below or our
in opposite          signed written                automated TeleFACTS system,
directions]          instructions.  The TeleFACTS  or send signed written
                     system cannot be used to      instructions.
BY EXCHANGE          open a new account.

                     (Please see page # for        (Please see page # for
TeleFACTS(R)         information on exchanges.)    information on exchanges.)
1-800/247-1753
(around-the-clock
access)
--------------------------------------------------------------------------------

    FRANKLIN TEMPLETON INVESTOR 972831899SERVICES 777 MARINERS ISLAND BLVD.,
                                 P.O. BOX 7777,
                            SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)


[Insert graphic of person with a headset] INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $50 ($25 for an Education IRA). To sign up, complete the appropriate section of your account application.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the fund in an existing account in the same share class* of the fund or another Franklin Templeton Fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page [#]).

*Franklin U.S. Long Short Fund only offers Class A shares. Certain Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton Fund also may exchange into Class A without any sales charge.Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A signature guarantee HELPS PROTECT YOUR ACCOUNT AGAINST FRAUD.

You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o  you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account
o you have changed the address on your account by phone within the last 15 days

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.

SELLING SHARES
-------------------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                         Contact your investment representative
THROUGH YOUR INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------
[Insert graphic of       Send written instructions and endorsed share
envelope]                certificates (if you hold share certificates)
                         to Investor Services.  Corporate, partnership
BY MAIL                  or trust accounts may need to send additional
                         documents.

                         Specify the fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                         A check will be mailed to the name(s) and address on
                         the account, or otherwise according to your written
                         instructions.
-------------------------------------------------------------------------
[Insert graphic of       As long as your transaction is for $100,000 or
phone]                   less, you do not hold share certificates and
                         you have not changed your address by phone
BY PHONE                 within the last 15 days, you can sell your shares
                         by phone.
1-800/632-2301
                         A check will be mailed to the name(s) and address on
                         the account. Written instructions, with a signature
                         guarantee, are required to send the check to another
                         address or to make it payable to another person.
-------------------------------------------------------------------------
[Insert graphic of       You can call or write to have redemption
three lightning bolts]   proceeds of $1,000 or more wired to a bank or
                         escrow account. See the policies above for selling shares by mail or phone.

                         Before requesting a wire, please make sure we
BY WIRE                  have your bank account information on file.
                         If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                         Requests received in proper form by 1:00 p.m.
                         pacific time will be wired the next business
                         day.
-------------------------------------------------------------------------
[Insert graphic of two   Obtain a current prospectus for the fund you
arrows pointing in       are considering.
opposite directions]
                         Call Shareholder Services at the number below
BY EXCHANGE              or our automated TeleFACTS system, or send
                         signed written instructions.  See the policies
TeleFACTS(R)             above for selling shares by mail or phone.
1-800/247-1753
(around-the-clock        If you hold share certificates, you will need
access)                  to return them to the fund before your
                         exchange can be processed.
-------------------------------------------------------------------------

                      FRANKLIN TEMPLETON INVESTOR SERVICES
       777 MARINERS ISLAND BLVD., P.O. BOX 7777, SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE The fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You will also receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The fund may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise made large or frequent exchanges. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

o The fund may refuse any order to buy shares, including any purchase under the exchange privilege.
o At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.
o The fund may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.


-----------------------------------------------
COMMISSION (%)                   ---
Investment under $50,000         5.00
$50,000 but under $100,000       3.75
$100,000 but under $250,000      2.80
$250,000 but under $500,000      2.00
$500,000 but under $1 million    1.60
$1 million or more               up to
                                 1.001
12B-1 FEE TO DEALER              0.35

A dealer commission of up to 1% may be paid on NAV purchases by certain retirement plans1 and up to 0.25% may be paid on NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.


 [Insert graphic of question mark]QUESTIONS

If you have any questions about the fund or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

DEPARTMENT NAME          TELEPHONE NUMBER    HOURS (PACIFIC TIME,
                                             MONDAY THROUGH FRIDAY)
---------------------------------------------------------------------------
Shareholder Services     1-800/632-2301      5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN      5:30 a.m. to 8:00 p.m.
                        (1-800/342-5236)     6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services 1-800/527-2020      5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040      5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563      6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637      5:30 a.m. to 5:00 p.m.



FOR MORE INFORMATION

You can learn more about the fund in the following document:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the fund, its investments, and policies and is legally considered to be a part of this prospectus.

For a free copy of the SAI, please contact your investment representative or call us at the number below.

FRANKLIN(R)
TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com




You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #[]                                   []



FRANKLIN U.S. LONG SHORT FUND

STATEMENT OF
ADDITIONAL INFORMATION

[XX/XX/99]

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777 1-800/DIAL BEN(R)

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated March __, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.

For a free copy of the current prospectus, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals and Strategies
Risks
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information

------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------




GOALS AND STRATEGIES

The fund's principal investment goal is to provide long-term capital appreciation in both bull and bear markets. Its secondary goal is to maintain reduced exposure to the overall equity market. These goals are fundamental, which means they may not be changed without shareholder approval.

Risk is normally measured by volatility of returns. Over time, the Fund aims to achieve its returns with reduced volatility and market correlation as compared to a traditional long equity fund. A traditional U.S. equity fund is fully exposed to the equity market and thus bears full market risk. The Fund, however, reduces its exposure to the market by combining a short portfolio with a long portfolio. The Fund's "net" exposure is the gross amount of securities held long minus the gross amount of securities held short - the short portfolio offsets the long portfolio. The Fund will maintain a flexible approach with regard to "net exposure" shifting its net exposure depending on the relative attractiveness of long versus short opportunities in the market. Reduced exposure should contribute to lower overall volatility. In addition, the Fund's variation in returns should be somewhat different from a traditional U.S. equity fund. Traditional funds normally produce positive returns in bull markets and negative returns in bear markets - they are thus correlated with the overall market. A primary goal of the Fund is to provide positive returns in both bull and bear markets. If this is achieved, the fund will have imperfect correlation with the overall market. The fund manager believes the Fund's risk and correlation profile can be used to effectively diversify investor's U.S.
equity portfolios.

The Fund is constructed on a stock by stock basis. The fund manager attempts to create a portfolio of stocks with favorable risk/reward profiles. The fund manager believes that every position - long and short - can be evaluated by weighing potential gains against associated risk. Within the long portfolio, the fund manager looks for companies with strong or improving fundamentals or valuable assets that are under-appreciated by the market. Once these fundamental factors are understood, they are considered against various valuation metrics and a risk/reward profile is constructed. Companies which compare favorably are long purchase candidates. Within the short portfolio, risk/reward profiles are also generated. The fund manager looks for companies whose fundamentals are likely to deteriorate or whose market valuations are excessive. The fund manager focuses on short sale candidates with a large number of associated risk factors or potential negative future events that may cause the stock to underperform or decline in value.

EQUITY SECURITIES The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants of rights give the holder the right to purchase a common stock at a given time for a specified price.

SHORT SELLING In a short sale, the fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security, and the fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund is required to pay in connection with the short sale.

The fund will segregate, in accordance with the law, an amount equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated amount will be marked-to-market daily and at no time will the amount segregated and deposited with the broker as collateral be less than the market value of the securities at the time they sold short.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars. They are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. To the extent the fund invests in ADRs rather than directly in the stock of foreign issuers, it will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASDAQ National Market System. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded. These standards are more uniform and more exacting than those to which many foreign issuers may be subject.

The fund may invest in sponsored or unsponsored ADRs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the Depositary Receipts. SMALL COMPANIES Small companies are often overlooked by investors or undervalued in relation to their earnings power. Because small companies generally are not as well known to the investing public and have less of an investor following than larger companies, they may provide greater opportunities for long-term capital growth as a result of relative inefficiencies in the market place. These companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earnings growth and be financially sound.

INVESTMENT RESTRICTIONS The fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund may not:

1. Borrow money, except that the fund may borrow money from banks or for temporary or emergency purposes and then in an amount not exceeding 33% of the value of the fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate and commodities, except that the fund may purchase or sell securities of real estate investment trusts.

5. Issue securities senior to the fund's presently authorized shares of beneficial interest. Except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

7. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities) if immediately after such investment
(a) more than 5% of the value of the fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the fund, except that up to 25% of the value of such fund's total assets may be invested without regard to such 5% and 10% limitations.

8. Sell securities of any single issuer short if the market value of the securities sold short would exceed 3% of the value of the fund's net assets at the time of such sale.

If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. In this case, the fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

RISKS

CANADIAN SECURITIES. You should consider carefully the substantial risks involved in securities of companies of Canada, which are in addition to the usual risk inherent in domestic investments.

There may be less publicly available information about Canadian companies comparable to the reports and ratings published about companies in the U.S. This may be particularly true for companies that are only traded on the Canadian exchanges because Canadian securities regulations differ in many respects from U.S. securities regulations. Canadian companies may not be subject to the uniform accounting or financial reporting standards, and auditing practices and requirements for Canadian companies or may not be comparable to those applicable to U.S. companies. A fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its Net Asset Value. Securities of some Canadian companies may be less liquid and more volatile than securities of comparable U.S. companies.

The fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of Canada and the U.S., by exchange control regulations, and by indigenous economic and political developments.

Canadian currency has recently experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. Through the fund's flexible policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in Canada where, from time to time, it places the fund's investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and to change the emphasis on investments from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Board considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of each fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the manager, any losses resulting from the holding of a fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the Board's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

DEPOSITARY RECEIPTS. Depositary Receipts reduce but do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. To the extent that a fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipt to issue and service such Depositary Receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offering s involving the foreign issuer in a timely manner.

OFFICERS AND TRUSTEES

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The affiliations of the officers and board members and their principal occupations for the past five years are shown below.


                              POSITION(S)    PRINCIPAL
                              HELD WITH      OCCUPATION(S)
NAME, AGE AND ADDRESS         THE TRUST      DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------
Frank H. Abbott, III (77)     Trustee       President and Director, Abbott
1045 Sansome Street                         Corporation (an investment
San Francisco, CA  94111                    company); director or trustee, as
                                            the case may be, of 27 of the
                                            investment companies in the Franklin
                                            Templeton Group of Funds; and
                                            FORMERLY, Director, MotherLode Gold
                                            Mines Consolidated (gold mining) and
                                            Vacu-Dry Co. (food processing).
--------------------------------------------------------------------------------
Harris J. Ashton (66)         Trustee       Director, RBC Holdings, Inc. (a
191 Clapboard Ridge Road                    bank holding company) and Bar-S
Greenwich, CT  06830                        Foods (a meat packing company);
                                            director or trustee, as the case
                                            may be, of 49 of the investment
                                            companies in the Franklin Templeton
                                            Group of Funds; and FORMERLY,
                                            President, Chief Executive Officer
                                            and Chairman of the Board, General
                                            Host Corporation (nursery and craft
                                            centers).
--------------------------------------------------------------------------------
*Harmon E. Burns (53)         Vice          Executive Vice President and
 777 Mariners Island Blvd.    President     Director, Franklin Resources,
 San Mateo, CA  94404         and Trustee   Inc., Franklin Templeton
                                            Distributors, Inc. and Franklin
                                            Templeton Services, Inc.; Executive
                                            Vice President, Franklin Advisers,
                                            Inc.; Director, Franklin/Templeton
                                            Investor Services, Inc.; and officer
                                            and/or director or trustee, as the
                                            case may be, of most of the other
                                            subsidiaries of Franklin Resources,
                                            Inc. and of 53 of the investment
                                            companies in the Franklin Templeton
                                            Group of Funds.
--------------------------------------------------------------------------------
S. Joseph Fortunato (66)      Trustee       Member of the law firm of Pitney,
Park Avenue at Morris County                Hardin, Kipp & Szuch; director or
P.O. Box 1945                               trustee, as the case may be, of 51
Morristown, NJ  07962-1945                  of the investment companies in the
                                            Franklin Templeton Group of Funds;
                                            and FORMERLY, Director, General Host
                                            Corporation (nursery and craft
                                            centers).
--------------------------------------------------------------------------------
Edith E. Holiday (46)         Trustee       Director, Amerada Hess Corporation
3239 38th Street, N.W.                      (crude oil and natural gas
Washington, DC  20016                       refining) (1993-present), Hercules
                                            Incorporated (chemicals, fibers and
                                            resins) (1993-present), Beverly
                                            Enterprises, Inc. (1995-present) and
                                            H.J. Heinz Company (packaged foods
                                            and allied products) (1994-present);
                                            director or trustee, as the case may
                                            be, of 25 of the investment
                                            companies in the Franklin Templeton
                                            Group of Funds; and FORMERLY,
                                            Chairman (1995-1997) and Trustee
                                            (1993-1997), National Child Research
                                            Center, Assistant to the President
                                            of the United States and Secretary
                                            of the Cabinet (1990-1993), General
                                            Counsel to the United States
                                            Treasury Department (1989-1990), and
                                            Counselor to the Secretary and
                                            Assistant Secretary for Public
                                            Affairs and Public Liaison-United
                                            States Treasury Department
                                            (1988-1989).
--------------------------------------------------------------------------------
*Charles B. Johnson (65)      Chairman of   President, Chief Executive Officer
 777 Mariners Island Blvd.    the Board     and Director, Franklin Resources,
 San Mateo, CA  94404         and Trustee   Inc.; Chairman of the Board and
                                            Director, Franklin Advisers, Inc.,
                                            Franklin Advisory Services, Inc.,
                                            Franklin Investment Advisory
                                            Services, Inc. and Franklin
                                            Templeton Distributors, Inc.;
                                            Director, Franklin/Templeton
                                            Investor Services, Inc. and
                                            Franklin Templeton Services, Inc.
                                            officer and/or director or
                                            trustee, as the case may be, of
                                            most of the other subsidiaries of
                                            Franklin Resources, Inc. and of 50
                                            of the investment companies in the
                                            Franklin Templeton Group of Funds;
                                            and FORMERLY, Director, General
                                            Host Corporation (nursery and
                                            craft centers).
--------------------------------------------------------------------------------
*Rupert H. Johnson, Jr. (58)  President     Executive Vice President and
 777 Mariners Island Blvd.    and Trustee   Director, Franklin Resources, Inc.
 San Mateo, CA  94404                       and Franklin Templeton
                                            Distributors, Inc.; President and
                                            Director, Franklin Advisers, Inc.;
                                            Senior Vice President and Director,
                                            Franklin Advisory Services, Inc. and
                                            Franklin Investment Advisory
                                            Services, Inc.; Director,
                                            Franklin/Templeton Investor
                                            Services, Inc.; and officer and/or
                                            director or trustee, as the case may
                                            be, of most of the other
                                            subsidiaries of Franklin Resources,
                                            Inc. and of 53 of the investment
                                            companies in the Franklin Templeton
                                            Group of Funds.
--------------------------------------------------------------------------------
Frank W. T. LaHaye (69)       Trustee       General Partner, Miller & LaHaye,
20833 Stevens Creek Blvd.                   which is the General Partner of
Suite 102                                   Peregrine Ventures II (venture
Cupertino, CA  95014                        capital firm); Director,
                                            Quarterdeck Corporation (software
                                            firm); Director, Digital
                                            Transmission Systems, Inc. (wireless
                                            communications); director or
                                            trustee, as the case may be, of 27
                                            of the investment companies in the
                                            Franklin Templeton Group of Funds;
                                            and FORMERLY, Director, Fischer
                                            Imaging Corporation (medical imaging
                                            systems) and General Partner,
                                            Peregrine Associates, which was the
                                            General Partner of Peregrine
                                            Ventures (venture capital firm).
--------------------------------------------------------------------------------
Gordon S. Macklin (70)        Trustee       Director, Fund American
8212 Burning Tree Road                      Enterprises Holdings, Inc., MCI
Bethesda, MD  20817                         Communications Corporation,
                                            MedImmune, Inc. (biotechnology),
                                            Spacehab, Inc. (aerospace services)
                                            and Real 3D (software); director or
                                            trustee, as the case may be, of 49
                                            of the investment companies in the
                                            Franklin Templeton Group of Funds;
                                            and FORMERLY, Chairman, White River
                                            Corporation (financial services) and
                                            Hambrecht and Quist Group
                                            (investment banking), and President,
                                            National Association of Securities
                                            Dealers, Inc.
--------------------------------------------------------------------------------
Martin L. Flanagan (38)       Vice          Senior Vice President and Chief
777 Mariners Island Blvd.     President     Financial Officer, Franklin
San Mateo, CA  94404          and Chief     Resources, Inc.; Executive Vice
                              Financial     President and Director, Templeton
                              Officer       Worldwide, Inc.; Executive Vice
                                            President, Chief Operating Officer
                                            and Director, Templeton Investment
                                            Counsel, Inc.; Executive Vice
                                            President and Chief Financial
                                            Officer, Franklin Advisers, Inc.;
                                            Chief Financial Officer, Franklin
                                            Advisory Services, Inc. and Franklin
                                            Investment Advisory Services, Inc.;
                                            President and Director, Franklin
                                            Templeton Services, Inc.; Senior
                                            Vice President and Chief Financial
                                            Officer, Franklin/Templeton Investor
                                            Services, Inc.; officer and/or
                                            director of some of the other
                                            subsidiaries of Franklin Resources,
                                            Inc.; and officer and/or director or
                                            trustee, as the case may be, of 53
                                            of the investment companies in the
                                            Franklin Templeton Group of Funds.
--------------------------------------------------------------------------------
Deborah R. Gatzek (49)        Vice          Senior Vice President and General
777 Mariners Island Blvd.     President     Counsel, Franklin Resources, Inc.;
San Mateo, CA  94404          and Secretary Senior Vice President, Franklin
                                            Templeton Services, Inc. and
                                            Franklin Templeton Distributors,
                                            Inc.; Executive Vice President,
                                            Franklin Advisers, Inc.; Vice
                                            President, Franklin Advisory
                                            Services, Inc.; Vice President,
                                            Chief Legal Officer and Chief
                                            Operating Officer, Franklin
                                            Investment Advisory Services, Inc.;
                                            and officer of 53 of the investment
                                            companies in the Franklin Templeton
                                            Group of Funds.
--------------------------------------------------------------------------------
Charles E. Johnson (42)       Vice          Senior Vice President and
500 East Broward Blvd.        President     Director, Franklin Resources,
Fort Lauderdale, FL                         Inc.; Senior Vice President,
33394-3091                                  Franklin Templeton Distributors,
                                            Inc.; President and Director,
                                            Templeton Worldwide, Inc.;
                                            President, Chief Executive officer,
                                            Chief Investment Officer and
                                            Director, Franklin Institutional
                                            Services Corporation; Chairman and
                                            Director, Templeton Investment
                                            Counsel, Inc.; Vice President,
                                            Franklin Advisers, Inc.; officer
                                            and/or director of some of the other
                                            subsidiaries of Franklin Resources,
                                            Inc.; and officer and/or director or
                                            trustee, as the case may be, of 34
                                            of the investment companies in the
                                            Franklin Templeton Group of Funds.
--------------------------------------------------------------------------------
Diomedes Loo-Tam (60)         Treasurer     Senior Vice President, Franklin
777 Mariners Island Blvd.     and           Templeton Services, Inc.; and
San Mateo, CA  94404          Principal     officer of 32 of the investment
                              Accounting    companies in the Franklin
                              Officer       Templeton Group of Funds.
--------------------------------------------------------------------------------
Edward V. McVey (61)          Vice          Senior Vice President and National
777 Mariners Island Blvd.     President     Sales Manager, Franklin Templeton
San Mateo, CA  94404                        Distributors, Inc.; and officer of
                                            28 of the investment companies in
                                            the Franklin Templeton Group of
                                            Funds.
--------------------------------------------------------------------------------

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $1,575 per month plus $1,050 per meeting attended. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by the Franklin Templeton Group of Funds.

                                                            NUMBER OF BOARDS IN
                           TOTAL FEES   TOTAL FEES RECEIVED      THE FRANKLIN
                            RECEIVED     FROM THE FRANKLIN    TEMPLETON GROUP OF
                            FROM THE     TEMPLETON GROUP OF  FUNDS ON WHICH EACH
NAME                         TRUST1            FUNDS2             SERVES3
--------------------------------------------------------------------------------
Frank H. Abbott, III           $5,400         $159,051                27
Harris J. Ashton                5,100          361,157                49
S. Joseph Fortunato             5,100          367,835                51
Edith Holiday5                  1,200          211,400                25
Frank W.T. LaHaye               5,400          163,753                27
Gordon S. Macklin               5,100          361,157                49

1. For the fiscal year ended April 30, 1998, during the period from April 1997 through May 31, 1998, fees at the rate of $300 for each of the Trust's eight meetings, plus $300 per meeting attended were in effect.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.
4. Deceased, September 27, 1997.
5. Appointed January 15, 1998.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES

MANAGER AND SERVICES PROVIDED The fund's manager is Franklin Advisers, Inc. (Advisers). The manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

MANAGEMENT FEES The fund pays the manager a fee equal to an annual rate of 1% of the value of net assets.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the manager to provide certain administrative services and facilities for the fund. FT Services is wholly owned by Resources and is an affiliate of the fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager pays FT Services a monthly fee equal to an annual rate of 0.20% of the fund's average daily net assets.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the fund's securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the fund's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

DISTRIBUTIONS AND TAXES

The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME The fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the fund, constitutes the fund's net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net capital gains realized by the fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, the fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your fund shares for shares of a different Franklin Templeton Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

DEFERRAL OF BASIS If you redeem some or all of your shares in the fund, and then reinvest the sales proceeds in the fund or in another Franklin Templeton Fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in the fund. In doing so, all or a portion of the sales charge that you paid for your original shares in the fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. GOVERNMENT OBLIGATIONS Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS If you are a corporate shareholder, you should note that the fund anticipates that a portion of the dividends it pays will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

SHORT SALES In a short sale, the fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale or other equivalent amount will be retained by (or be made available to) the broker as collateral, to the extent necessary to meet margin requirements, until the short position is closed out.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security, and the fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund is required to pay in connection with the short sale.

The fund will segregate, in accordance with the law, liquid assets in an amount equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated amount will be marked-to-market daily and at no time will the amount segregated and deposited with the broker as collateral be less than the then current market value of the securities sold short.


INVESTMENT IN COMPLEX SECURITIES The fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the fund are treated as ordinary income or capital gain, accelerate the recognition of income to the fund and/or defer the fund's ability to recognize losses, and, in limited cases, subject the fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

The fund is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. The trust was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC.

The fund currently offers one class of shares, Franklin U.S. Long Short Fund, Class A. The fund may offer additional classes of shares in the future.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

The board members may own shares in other funds in the Franklin Templeton Group of Funds.

BUYING AND SELLING SHARES

The fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INITIAL SALES CHARGES The maximum initial sales charge is 5.75% for fund shares.

The initial sales charge for fund shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases. The Franklin Templeton Funds include the U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on fund shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT (LOI). You may buy fund shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in fund shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the fund, you may buy fund shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with the fund before a change in the fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Franklin Templeton Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

GROUP PURCHASES. If you are a member of a qualified group, you may buy fund shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group does not include a 403(b) plan that only allows salary deferral contributions.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Fund shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in the fund's shares.

o  Dividend or capital gain distributions from a real estate investment trust
   (REIT) sponsored or advised by Franklin Properties, Inc.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of fund shares and the CDSC holding period will begin again. We will, however, credit your fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

o Distributions from an existing retirement plan invested in the Franklin Templeton Funds

WAIVERS FOR CERTAIN INVESTORS. Fund shares may also be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by the Franklin Templeton Group

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

o  Group annuity separate accounts offered to retirement plans

o Chilean retirement plans that meet the requirements described under "Retirement plans" below

RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy fund shares without an initial sales charge. Retirement plans that are not qualified retirement plans (employer sponsored pension or profit-sharing plans that qualify under section 401 of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans), SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue Code) must also meet the group purchase requirements described above to be able to buy fund shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the fund, to add together certain small qualified retirement plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a CDSC may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds.

SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, the fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

The fund's shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, fund shares may be offered with the following schedule of sales charges:

Size of Purchase - U.S. Dollars                  Sales Charge (%)
---------------------------------------------------------------------
Under $30,000                                          3.0
$30,000 but less than $50,000                          2.5
$50,000 but less than $100,000                         2.0
$100,000 but less than $200,000                        1.5
$200,000 but less than $400,000                        1.0
$400,000 or more                                       0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the fund's prospectus.

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of fund shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to securities dealers who initiate and are responsible for purchases of fund shares by certain retirement plans without an initial sales charge: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in fund shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without an initial sales charge may also be subject to a CDSC if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

CDSC WAIVERS. The CDSC for any share class will generally be waived for:

o  Account fees

o Sales of fund shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
   (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the securities dealer of record has entered into a supplemental agreement with Distributors

o Redemptions by the fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995

o Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goals exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. Redemptions in kind are taxable transactions. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Rule 12b-1 plans, as discussed below.

DISTRIBUTION AND SERVICE (12B-1) FEES The fund has a distribution or "Rule 12b-1" plan under which it shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the fund under the plan may not exceed 0.35% per year of the fund's average daily net assets, payable quarterly. All distribution expenses over this amount will be borne by those who have incurred them.

The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plans such as advertising.

The fee is a fund expense. This means that all fund shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the fund, the manager or Distributors or other parties on behalf of the fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the noninterested members of the fund's board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested board members on not more than [60] days' written notice, by Distributors on not more than [60] days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the class. The plan may also be terminated by any act that constitutes an assignment of the underwriting agreement with Distributors. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the noninterested board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Because the fund is new, it has no performance history and thus no performance quotations have been provided. The following is an explanation of the standardized methods of computing performances mandated by the SEC and other methods used by the fund to compute or express performance. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the fund.

These figures are calculated according to the SEC formula:

      n
P(1+T)  = ERV

where:

P    =   a hypothetical initial payment of $1,000
T    =   average annual total return
n    =   number of years
ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above.

VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS The fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $220 billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 116 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


                          FRANKLIN STRATEGIC SERIES
                              File Nos. 33-39088
                                   811-6243

                                  FORM N-1A

                                    PART C

                              Other Information

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(A)  AGREEMENT AND DECLARATION OF TRUST

      (i) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Certificate of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
            Filing: Post-Effective Amendment No. 14 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Certificate of Amendment to the Certificate of Trust of Franklin California 250 Growth Index Fund dated November 19, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iv) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (v) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
            Filing: Post-Effective Amendment No. 21 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

(B)   BY-LAWS

      (i) Amended and Restated By-Laws of Franklin California 250 Growth Index Fund as of April 25, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii)  Amendment to By-Laws dated October 27, 1994
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            filing Date: June 1, 1995

(C)  INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

            Not Applicable

(D)   INVESTMENT ADVISORY CONTRACTS

      (i) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
            Filing: Post-Effective Amendment No. 14 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (iv)  Amended and Restated Management Agreement between the
            Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (v) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
            Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 14, 1996

      (vi) Management Agreement between the Registrant, on behalf of Franklin Institutional MidCap Growth Fund (now known as Franklin MidCap Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996
            Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 27, 1996

     (vii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

     (viii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (ix) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (x) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
            Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 22, 1997

      (xi) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long Short Fund and Franklin Advisers, Inc. dated February 18, 1999

(E)   UNDERWRITING CONTRACTS

      (i) Amended and Restated Distribution Agreement between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated April 23, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Amended and Restated Distribution Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated March 29, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Forms of Dealer Agreements between Franklin/Templeton
            Distributors, Inc. and Securities Dealers dated March 1, 1998
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

(F)  BONUS OR PROFIT SHARING CONTRACTS

      Not Applicable

(G)   CUSTODIAN AGREEMENTS

      (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 14, 1996

      (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 14, 1996

      (iii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (iv) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

      (v) Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated February 27, 1998
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

(H)  OTHER MATERIAL CONTRACTS

      (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

      (ii) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
            Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 22, 1997

      (iii) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long Short Fund, and Franklin Templeton Services, Inc. dated February 18, 1999

(I)   LEGAL OPINION

      (i)   Opinion and consent of counsel dated March 8, 1999

(J)   OTHER OPINIONS

      Not Applicable

(K)   OMITTED FINANCIAL STATEMENTS

      Not Applicable

(L)  INITIAL CAPITAL AGREEMENTS

      (i) Letter of Understanding for Franklin California Growth Fund dated August 20, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Letter of Understanding for Franklin Global Utilities Fund - Class II dated April 12, 1995 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995
            Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 5, 1995

      (iv) Letter of Understanding for Franklin California Growth Fund-Class II dated August 30, 1996
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (v) Letter of Understanding for Franklin Global Health Care Fund dated August 30, 1996
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (vi)  Letter of Understanding for Franklin Blue Chip Fund dated May 24,
            1996
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (vii) Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (viii)Letter of Understanding for Franklin U.S. Long Short Fund

            [To be supplied by amendment]

(M)   RULE 12B-1 PLAN

      (i)   Amended and Restated Distribution Plan between the
            Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Distribution Plan between the Registrant, on behalf of Franklin Global Utilities Fund - Class II, and Franklin/Templeton Distributors, Inc., dated March 30, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin MidCap Growth Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 29, 1995
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

     (viii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund - Class II and Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996
            Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 29, 1997

      (x) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Strategic Income Fund - Class II, and Franklin/Templeton Distributors, Inc. dated February 26, 1998
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing date: April 21, 1998

      (xi) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of California Growth Fund - Class B, and Franklin/Templeton Distributors, Inc.
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

      (xii) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund - Class B, and Franklin/Templeton Distributors, Inc.
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

     (xiii) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund - Class B, and Franklin/Templeton Distributors, Inc.
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

     (xiv) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund - Class B, and Franklin/Templeton Distributors, Inc.
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

     (xv) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin U.S. Long Short Fund and Franklin Templeton Distributors, Inc.

            [To be supplied by amendment]

(O)  RULE 18F-3 PLAN

      (i)   Form of Multiple Class Plan for Franklin Global Utilities Fund
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

      (ii)  Form of Multiple Class Plan for Franklin California Growth Fund
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

      (iii) Form of Multiple Class Plan for Franklin Global Health Care Fund
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

      (iv) Multiple Class Plan for Franklin Small Cap Growth Fund dated June 18, 1996
            Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 11, 1996

      (v) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
            Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 11, 1996

      (vi)  Form of Multiple Class Plan for Franklin Strategic Income Fund
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 23, 1998

(P)   POWER OF ATTORNEY

      (i)   Power of Attorney for Franklin Strategic Series dated April 16,
            1998
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing date: April 21, 1998

      (ii) Certificate of Secretary for Franklin Strategic Series dated April 16, 1998
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing date: April 21, 1998

 (27)  Financial Data Schedule

            Not Applicable

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

            None

ITEM 25.  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

a)  Franklin Advisers, Inc.

The officers and directors of the Registrant's manager Franklin Advisers, Inc. ("Advisers") also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles
B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Franklin Strategic Income Fund's Sub-adviser, furnishing to Franklin Advisers, Inc. in that
capacity, portfolio management   services and investment research. For
additional information please see Part B and Schedules A and D of Form ADV of the Franklin Strategic Income Fund's Sub-adviser (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the Sub-adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Valuemark Funds
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 29.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

Not Applicable



                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 11th day of March, 1999.

                              FRANKLIN STRATEGIC SERIES
                              (Registrant)

                              By: RUPERT H. JOHNSON, JR., PRESIDENT
                                  Rupert H. Johnson, Jr., President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                  Principal Executive Officer and
Rupert H. Johnson, Jr.                   Trustee
                                         Dated:  March 11, 1999

MARTIN L. FLANAGAN*                      Principal Financial Officer
Martin L. Flanagan                       Dated:  March 11, 1999

DIOMEDES LOO-TAM*                        Principal Accounting Officer
Diomedes Loo-Tam                         Dated:  March 11, 1999

FRANK H. ABBOTT, III*                    Trustee
Frank H. Abbott, III                     Dated:  March 11, 1999

HARRIS J. ASHTON*                        Trustee
Harris J. Ashton                         Dated:  March 11, 1999

HARMON E. BURNS*                         Trustee
Harmon E. Burns                          Dated:  March 11, 1999

S. JOSEPH FORTUNATO*                     Trustee
S. Joseph Fortunato                      Dated:  March 11, 1999

EDITH E. HOLIDAY*                        Trustee
Edith E. Holiday                         Dated:  March 11, 1999

CHARLES B. JOHNSON*                      Trustee
Charles B. Johnson                       Dated:  March 11, 1999

FRANK W.T. LAHAYE*                       Trustee
Frank W.T. LaHaye                        Dated:  March 11, 1999

GORDON S. MACKLIN*                       Trustee
Gordon S. Macklin                        Dated:,  March 11, 1999


*By /s/Karen Skidmore
       Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


                          FRANKLIN STRATEGIC SERIES
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.          DESCRIPTION                                   LOCATION

EX-99.(a)(i)         Agreement and Declaration of Trust of Franklin      *
                     California 250 Growth Index Fund dated January
                     22, 1991

EX-99.(a)(ii)        Certificate of Trust of Franklin California         *
                     250 Growth Index Fund dated January 22, 1991

EX-99.(a)(iii)       Certificate of Amendment to the Certificate of      *
                     Trust of Franklin California 250 Growth Index
                     Fund dated November 19, 1991

EX-99.(a)(iv)        Certificate of Amendment to the Certificate of      *
                     Trust of Franklin Strategic Series dated May
                     14, 1992

EX-99.(a)(v)         Certificate of Amendment of Agreement and           *
                     Declaration of Trust of Franklin Strategic
                     Series dated April 18, 1995

EX-99.(b)(i)         Amended and Restated By-Laws of Franklin            *
                     California 250 Growth Index Fund as of April
                     25, 1991

EX-99.(b)(ii)        Amendment to By-Laws dated October 27, 1994         *

EX-99.(d)(i)         Management Agreement between the Registrant,        *
                     on behalf of Franklin Global Health Care Fund,
                     Franklin Small Cap Growth Fund, Franklin
                     Global Utilities Fund, and Franklin Natural
                     Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

EX-99.(d)(ii)        Management Agreement between the Registrant,        *
                     on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994

EX-99.(d)(iii)       Subadvisory Agreement between Franklin              *
                     Advisers, Inc., on behalf of the Franklin
                     Strategic Income Fund, and Templeton
                     Investment Counsel, Inc., dated May 24, 1994

EX-99.(d)(iv)        Amended and Restated Management Agreement           *
                     between the Registrant, on behalf of Franklin
                     California Growth Fund, and Franklin Advisers,
                     Inc., dated July 12, 1993

EX-99.(d)(v)         Management Agreement between the Registrant,        *
                     on behalf of Franklin Blue Chip Fund, and
                     Franklin Advisers, Inc., dated February 13,
                     1996

EX-99.(d)(vi)        Management Agreement between the Registrant,        *
                     on behalf of Franklin Institutional MidCap
                     Growth Fund (now known as Franklin MidCap
                     Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996

EX-99.(d)(vii)       Amendment dated August 1, 1995 to the               *
                     Management Agreement between the Registrant,
                     on behalf of Franklin California Growth Fund,
                     and Franklin Advisers, Inc., dated July 12,
                     1993

EX-99.(d)(viii)      Amendment dated August 1, 1995 to the               *
                     Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, and Franklin Small Cap Growth Fund, Franklin
                     Global Utilities Fund, and Franklin Natural
                     Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

EX-99.(d)(ix)        Amendment dated August 1, 1995 to the               *
                     Management Agreement between the Registrant on behalf of Franklin Strategic Income Fund, and
                     Franklin Advisers, Inc., dated May 24, 1994

EX-99.(d)(x)         Management Agreement between the Registrant,        *
                     on behalf of Franklin Biotechnology Discovery
                     Fund, and Franklin Advisers, Inc., dated July
                     15, 1997

EX-99.(d)(xi)        Investment Advisory Agreement between the        Attached
                     Registrant on behalf of Franklin U.S. Long
                     Short Fund and Franklin Advisers, Inc. dated
                     February 18, 1999

EX-99.(e)(i)         Amended and Restated Distribution Agreement         *
                     between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated April 23, 1995

EX-99.(e)(ii)        Amended and Restated Distribution Agreement         *
                     between the Registrant, on behalf of Franklin
                     Strategic Income Fund, and Franklin/Templeton
                     Distributors, Inc., dated March 29, 1995

EX-99.(e)(iii)       Forms of Dealer Agreements between                  *
                     Franklin/Templeton Distributors, Inc., and
                     Securities Dealers dated March 1, 1998

EX-99.(g)(i)         Master Custody Agreement between the                *
                     Registrant and Bank of New York dated February
                     16, 1996

EX-99.(g)(ii)        Terminal Link Agreement between the Registrant      *
                     and Bank of New York dated February 16, 1996

EX-99.(g)(iii)       Amendment dated May 7, 1997 to Master Custody       *
                     Agreement between Registrant and Bank of New
                     York dated February 16, 1996

EX-99.(g)(iv)        Amendment dated February 27, 1998 to Master         *
                     Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(g)(v)         Foreign Custody Manager Agreement between the       *
                     Registrant and The Bank of New York dated
                     February 27, 1998

EX-99.(h)(i)         Subcontract for Fund Administrative Services        *
                     dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin
                     Advisers, Inc. and Franklin Templeton
                     Services, Inc.

EX-99.(h)(ii)        Administration Agreement between the                *
                     Registrant, on behalf of Franklin
                     Biotechnology Discovery Fund, and Franklin
                     Templeton Services, Inc., dated July 15, 1997

EX-99.(h)(iii)       Fund Administration Agreement between the        Attached
                     Registrant, on behalf of Franklin U.S. Long
                     Short Fund, and Franklin Templeton Services,
                     Inc. dated February 18, 1999

EX-99.(i)(i)         Opinion and consent of counsel dated March 8,    Attached
                     1999

EX-99.(l)(i)         Letter of Understanding for California Growth       *
                     Fund dated August 20, 1991

EX-99.(l)(ii)        Letter of Understanding for Franklin Global         *
                     Utilities Fund dated April 12, 1995

EX-99.(l)(iii)       Letter of Understanding for Franklin Natural        *
                     Resources Fund dated June 5, 1995

EX-99.(l)(iv)        Letter of Understanding for Franklin                *
                     California Growth Fund dated August 30, 1996

EX-99.(l)(v)         Letter of Understanding for Franklin Global         *
                     Health Care Fund dated August 30, 1996

EX-99.(l)(vi)        Letter of Understanding for Franklin Blue Chip      *
                     Fund dated May 24, 1996

EX-99.(l)(vii)       Letter of Understanding for Franklin                *
                     Biotechnology Discovery Fund dated September
                     5, 1997

EX-99.(l)(viii)      Letter of Understanding for Franklin U.S. Long      **
                     Short Fund

EX-99.(m)(i)         Amended and Restated Distribution Plan between      *
                     the Registrant, on behalf of Franklin
                     California Growth Fund, Franklin Small Cap
                     Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     July 1, 1993

EX-99.(m)(ii)        Distribution Plan between the Registrant, on        *
                     behalf of Franklin Global Utilities Fund -
                     Class II, and Franklin/Templeton Distributors,
                     Inc., dated March 30, 1995

EX-99.(m)(iii)       Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of Franklin
                     Strategic Income Fund, and Franklin/Templeton
                     Distributors, Inc., dated May 24, 1994

EX-99.(m)(iv)        Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of the Franklin Natural Resources Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     June 1, 1995

EX-99.(m)(v)         Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of the Franklin MidCap Growth Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     June 1, 1996

EX-99.(m)(vi)        Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of the Franklin Blue Chip Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     May 28, 1996

EX-99.(m)(vii)       Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of Franklin
                     Small Cap Growth Fund - Class II, and
                     Franklin/Templeton Distributors, Inc., dated
                     September 29, 1995

EX-99.(m)(viii)      Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of Franklin
                     Biotechnology Discovery Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     September 15, 1997

EX-99.(m)(ix)        Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of Franklin
                     California Growth Fund - Class II, and
                     Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996

EX-99.(m)(x)         Distribution Plan pursuant to Rule 12b-1            *
                     between Registrant on behalf of Franklin
                     Strategic Income Fund - Class II, and
                     Franklin/Templeton Distributors, Inc. dated
                     February 26, 1998

EX-99.(m)(xi)        Form of Class B Distribution Plan pursuant to       *
                     Rule 12b-1 between the Registrant on behalf of California Growth Fund - Class B and
                     Franklin/Templeton Distributors, Inc.

EX-99.(m)(xii)       Form of Class B Distribution Plan pursuant to       *
                     Rule 12b-1 between the Registrant on behalf of Franklin Global Health Care Fund - Class B and
                     Franklin/Templeton Distributors, Inc.

EX-99.(m)(xiii)      Form of Class B Distribution Plan pursuant to       *
                     Rule 12b-1 between the Registrant on behalf of Franklin Global Utilities Fund - Class B and
                     Franklin/Templeton Distributors, Inc.

EX-99.(m)(xiv)       Form of Class B Distribution Plan pursuant to       *
                     Rule 12b-1 between the Registrant on behalf of Franklin Strategic Income Fund - Class B and
                     Franklin/Templeton Distributors, Inc.

EX-99.(m)(xv)        Form of Distribution Plan pursuant to Rule          **
                     12b-1 between the Registrant, on behalf of Franklin U.S. Long Short Fund and Franklin
                     Templeton Distributors, Inc.

EX-99.(o)(i)         Form of Multiple Class Plan for Franklin            *
                     Global Utilities Fund

EX-99.(o)(ii)        Form of Multiple Class Plan for Franklin            *
                     California Growth Fund

EX-99.(o)(iii)       Form of Multiple Class Plan for Franklin            *
                     Global Health Care Fund

EX-99.(o)(iv)        Multiple Class Plan for Franklin Small Cap          *
                     Growth Fund dated June 18, 1996

EX-99.(o)(v)         Multiple Class Plan for Franklin Natural            *
                     Resources Fund dated June 18, 1996

EX-99.(o)(vi)        Form of Multiple Class Plan for Franklin            *
                     Strategic Income Fund

EX-99.(p)(i)         Power of Attorney for Franklin Strategic            *
                     Series dated April 16, 1998

EX-99.(p)(ii)        Certificate of Secretary for Franklin               *
                     Strategic Series dated April 16, 1998

* Incorporated by reference
**To be supplied by amendment